Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-4 POS
Registrant Name	Crescent Biopharma, Inc.
Entity Small Business	true
Entity Central Index Key	0001253689
Amendment Flag	false